Interest and Finance Costs	6 Months Ended
Jun. 30, 2015
Interest and Finance Costs [Abstract]:
Interest and Finance Costs

16.  Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	June 30, 2014	June 30, 2015
Interest expense	22,427	22,667
Interest capitalized	(1,795)	-
Swap effect	24,384	25,650
Amortization and write-off of financing costs	3,025	946
Commitment fees	161	349
Bank charges and other	160	131
	48,362	49,743